Accounts and Notes Receivable and Allowance for Doubtful Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 86,200	¥ 592,669		¥ 526,747
Notes receivable	379	2,606		2,720
Allowance for doubtful debt	(10,322)	(70,970)	$ (10,712)	(73,656)	¥ (80,910)
Accounts and notes receivable (net of allowance for doubtful debt of RMB73,656 and RMB70,970 (US$10,322) as of December 31, 2017 and 2018, respectively)	$ 76,257	¥ 524,305		¥ 455,811